Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Defined Benefit Pension Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	$ 196
2026	201
2027	206
2028	210
2029	218
2030-2034	1,155
OPEB Payments
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2025	33
2026	34
2027	34
2028	35
2029	36
2030-2034	$ 203